Commitment and Contingencies - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) lease	Dec. 31, 2019 USD ($)
Other Commitments [Line Items]
Rent expense	$ 994	$ 1,053	$ 2,875	$ 3,218	$ 4,334	$ 3,718
Total required lease payments	13,322		13,322		8,978
Data provider
Other Commitments [Line Items]
Committed spending amount for year one	1,602		1,602		5,583
Committed spending amount for year two	7,935		7,935		6,776
Committed spending amount for year three	2,416		2,416		$ 1,874
Data center equipment
Other Commitments [Line Items]
Number of leases | lease					2
Lease arrangement term					36 months
Total required lease payments	$ 6,496		$ 6,496		$ 6,045